Leases - Total cash outflow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Principal paid	€ 3,425	€ 2,720	€ 1,781
Interest paid	604	443	437
Short term and low value leases	308	143	708
Total amount paid	€ 4,337	€ 3,306	€ 2,926